INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes
Loss (income) before taxes is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic (Israel)	$23,588	$37,939	$32,246
Foreign	(989)	(873)	(760)

	$22,599	$37,066	$31,486

Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2018	2017

Operating loss carryforward	$57,564	$54,093
Research and development	10,098	9,298
Accrued social benefits and other	1,456	874
Property and equipment	(11)	(46)

Deferred tax asset before valuation allowance	69,107	64,219
Valuation allowance	(69,107)	(64,219)

Net deferred tax asset	$-	$-